First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments
July 31, 2023 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES — 42.3%
	Aerospace/Defense — 0.7%
$32,443,000	Northrop Grumman Corp.	3.25%	08/01/23	$32,443,000
25,000,000	Northrop Grumman Corp.	2.93%	01/15/25	24,103,877
				56,546,877
	Auto Manufacturers — 0.7%
6,159,000	BMW US Capital LLC, SOFR Compounded Index + 0.53% (a) (b)	5.79%	04/01/24	6,166,070
4,000,000	Daimler Trucks Finance North America LLC (a)	1.13%	12/14/23	3,935,189
5,000,000	Daimler Trucks Finance North America LLC, SOFR + 0.60% (a) (b)	5.82%	12/14/23	5,002,203
15,000,000	General Motors Financial Co., Inc., SOFR + 0.76% (b)	5.96%	03/08/24	14,997,464
7,000,000	Hyundai Capital America (a)	1.00%	09/17/24	6,619,376
3,000,000	Nissan Motor Acceptance Co. LLC, 3 Mo. LIBOR + 0.64% (a) (b)	6.15%	03/08/24	2,985,279
1,000,000	Toyota Motor Credit Corp., Medium-Term Note	2.50%	03/22/24	980,618
10,000,000	Toyota Motor Credit Corp., Series B, SOFR + 0.29% (b)	5.50%	09/13/24	9,984,935
				50,671,134
	Banks — 7.4%
10,397,000	Bank of America Corp., Medium-Term Note	4.13%	01/22/24	10,347,463
30,000,000	Bank of America Corp., Medium-Term Note	4.00%	04/01/24	29,665,576
10,000,000	Bank of America Corp., SOFR + 0.69% (b)	6.02%	04/22/25	9,993,200
6,004,000	Bank of America Corp. (c)	3.37%	01/23/26	5,790,808
8,964,000	Bank of America Corp., Medium-Term Note (c)	3.09%	10/01/25	8,676,216
8,000,000	Bank of New York Mellon (The) Corp., Medium-Term Note	1.60%	04/24/25	7,512,827
11,955,000	Bank of New York Mellon (The) Corp., Medium-Term Note	3.35%	04/25/25	11,516,026
9,612,000	Bank of New York Mellon (The) Corp., Medium-Term Note (c)	5.22%	11/21/25	9,567,087
13,500,000	Bank of New York Mellon (The) Corp., Medium-Term Note (c)	5.15%	05/22/26	13,468,379
12,215,000	Bank of New York Mellon (The) Corp. (c)	4.41%	07/24/26	11,990,955
14,727,000	Citigroup, Inc.	3.75%	06/16/24	14,487,972
5,341,000	Fifth Third Bancorp	3.65%	01/25/24	5,282,215
7,000,000	Goldman Sachs Group (The), Inc.	1.22%	12/06/23	6,884,728
26,116,000	Goldman Sachs Group (The), Inc.	3.63%	02/20/24	25,812,803
26,844,000	Goldman Sachs Group (The), Inc.	3.00%	03/15/24	26,380,852
12,500,000	Goldman Sachs Group (The), Inc., SOFR + 0.50% (b)	5.70%	09/10/24	12,473,607
4,000,000	Goldman Sachs Group (The), Inc., SOFR + 0.49% (b)	5.80%	10/21/24	3,992,732
15,000,000	Goldman Sachs Group (The), Inc.	5.70%	11/01/24	14,987,699
4,900,000	JPMorgan Chase & Co.	3.88%	09/10/24	4,809,116
10,000,000	JPMorgan Chase & Co., SOFR + 0.54% (b)	5.72%	06/01/25	9,970,330
30,000,000	JPMorgan Chase & Co. (c)	5.55%	12/15/25	29,930,791
30,344,000	Morgan Stanley, Medium-Term Note, SOFR + 0.46% (b)	5.79%	01/25/24	30,337,274
12,515,000	Morgan Stanley, Global Medium-Term Note	3.70%	10/23/24	12,241,670
15,000,000	Morgan Stanley, Global Medium-Term Note (c)	0.79%	01/22/25	14,624,015
30,000,000	Morgan Stanley, Series F	3.88%	04/29/24	29,612,410
21,500,000	Morgan Stanley Bank N.A.	5.48%	07/16/25	21,546,403
15,325,000	PNC Financial Services Group (The), Inc. (c)	5.81%	06/12/26	15,340,770
18,871,000	PNC Financial Services Group (The), Inc.	3.50%	01/23/24	18,686,091
566,000	State Street Corp. (c)	4.86%	01/26/26	558,949
18,000,000	State Street Corp. (c)	5.10%	05/18/26	17,869,831
26,945,000	Truist Bank (c)	3.69%	08/02/24	26,945,000
16,000,000	Truist Bank	3.20%	04/01/24	15,725,138
15,000,000	Truist Financial Corp., Medium-Term Note	3.75%	12/06/23	14,883,450
12,000,000	Truist Financial Corp., Medium-Term Note, SOFR + 0.40% (b)	5.60%	06/09/25	11,737,777
11,750,000	U.S. Bancorp, Medium-Term Note	3.70%	01/30/24	11,621,612

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
$14,758,000	Wells Fargo & Co., Medium-Term Note	3.75%	01/24/24	$14,615,735
5,160,000	Wells Fargo & Co., Medium-Term Note	3.30%	09/09/24	5,043,239
15,000,000	Wells Fargo & Co., Medium-Term Note (c)	2.41%	10/30/25	14,359,160
20,000,000	Wells Fargo Bank N.A., SOFR + 0.42% (b)	5.72%	11/17/23	20,009,174
				569,299,080
	Beverages — 1.1%
5,000,000	Anheuser-Busch InBev Worldwide, Inc., 3 Mo. CME Term SOFR + CSA + 0.74% (b)	6.30%	01/12/24	5,011,692
40,000,000	Constellation Brands, Inc.	3.60%	05/09/24	39,312,660
9,733,000	Constellation Brands, Inc.	4.75%	11/15/24	9,645,187
15,000,000	Constellation Brands, Inc.	5.00%	02/02/26	14,847,472
19,619,000	Keurig Dr Pepper, Inc.	0.75%	03/15/24	19,027,029
				87,844,040
	Biotechnology — 1.4%
17,796,000	Amgen, Inc.	2.25%	08/19/23	17,763,304
15,000,000	Amgen, Inc.	3.63%	05/22/24	14,752,250
25,229,000	Amgen, Inc.	5.25%	03/02/25	25,168,724
7,000,000	Amgen, Inc.	5.51%	03/02/26	7,001,218
33,756,000	Gilead Sciences, Inc.	2.50%	09/01/23	33,676,745
12,081,000	Gilead Sciences, Inc.	3.70%	04/01/24	11,926,558
				110,288,799
	Building Materials — 0.3%
25,715,000	Martin Marietta Materials, Inc.	4.25%	07/02/24	25,347,326
	Chemicals — 0.0%
3,140,000	Westlake Corp.	0.88%	08/15/24	2,977,799
	Commercial Services — 0.4%
3,049,000	Global Payments, Inc.	1.50%	11/15/24	2,881,500
18,271,000	Moody's Corp.	4.88%	02/15/24	18,143,410
11,635,000	Verisk Analytics, Inc.	4.00%	06/15/25	11,347,734
				32,372,644
	Computers — 0.3%
26,294,000	Apple, Inc.	2.85%	05/11/24	25,786,795
	Cosmetics/Personal Care — 0.0%
1,000,000	Kenvue, Inc. (a)	5.50%	03/22/25	1,004,352
	Diversified Financial Services — 0.4%
3,766,000	American Express Co.	3.38%	05/03/24	3,701,955
8,000,000	Capital One Financial Corp., SOFR + 0.69% (b)	5.89%	12/06/24	7,890,533
15,000,000	Nasdaq, Inc.	5.65%	06/28/25	15,031,077
				26,623,565
	Electric — 3.7%
22,171,000	Alabama Power Co., Series 13-A	3.55%	12/01/23	22,006,329
7,224,000	American Electric Power Co., Inc., Series A, 3 Mo. LIBOR + 0.48% (b)	5.78%	11/01/23	7,221,763
7,070,000	CenterPoint Energy, Inc., SOFR Compounded Index + 0.65% (b)	5.78%	05/13/24	7,061,479
10,537,000	Delmarva Power & Light Co.	3.50%	11/15/23	10,463,920
13,573,000	Dominion Energy, Inc., Series D, 3 Mo. LIBOR + 0.53% (b)	6.08%	09/15/23	13,574,064
36,703,000	Duke Energy Corp.	3.75%	04/15/24	36,239,614
2,820,000	FirstEnergy Transmission LLC (a)	4.35%	01/15/25	2,751,269

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Electric (Continued)
$2,000,000	Florida Power & Light Co.	3.25%	06/01/24	$1,962,956
10,000,000	NextEra Energy Capital Holdings, Inc., SOFR Compounded Index + 0.40% (b)	5.49%	11/03/23	9,998,448
20,303,000	NextEra Energy Capital Holdings, Inc.	4.26%	09/01/24	20,005,245
15,000,000	Oncor Electric Delivery Co. LLC	2.75%	06/01/24	14,634,364
25,000,000	Pacific Gas and Electric Co.	4.25%	08/01/23	25,000,000
5,000,000	Pacific Gas and Electric Co.	3.85%	11/15/23	4,970,366
25,570,000	Public Service Enterprise Group, Inc.	0.84%	11/08/23	25,223,181
4,000,000	Southern California Edison Co., Series J	0.70%	08/01/23	4,000,000
12,468,000	Southwestern Public Service Co.	3.30%	06/15/24	12,205,519
29,943,000	Virginia Electric and Power Co.	3.45%	02/15/24	29,555,972
30,990,000	WEC Energy Group, Inc.	0.80%	03/15/24	30,069,598
2,750,000	WEC Energy Group, Inc.	5.00%	09/27/25	2,733,494
				279,677,581
	Environmental Control — 0.9%
38,630,000	Republic Services, Inc.	2.50%	08/15/24	37,417,927
14,547,000	Republic Services, Inc.	3.20%	03/15/25	14,048,058
5,412,000	Waste Management, Inc.	3.50%	05/15/24	5,323,168
12,296,000	Waste Management, Inc.	3.13%	03/01/25	11,895,395
				68,684,548
	Food — 0.8%
10,000,000	Conagra Brands, Inc.	0.50%	08/11/23	9,986,467
25,000,000	Conagra Brands, Inc.	4.30%	05/01/24	24,722,571
15,000,000	McCormick & Co., Inc.	3.15%	08/15/24	14,618,615
11,330,000	Mondelez International, Inc.	2.13%	03/17/24	11,075,683
				60,403,336
	Healthcare-Products — 2.4%
15,000,000	Abbott Laboratories	3.40%	11/30/23	14,890,893
10,000,000	Baxter International, Inc., SOFR Compounded Index + 0.26% (b)	5.44%	12/01/23	9,984,511
9,177,000	Baxter International, Inc.	1.32%	11/29/24	8,660,766
10,000,000	Baxter International, Inc., SOFR Compounded Index + 0.44% (b)	5.61%	11/29/24	9,926,903
4,242,000	Boston Scientific Corp.	3.45%	03/01/24	4,185,432
16,000,000	Revvity, Inc.	0.55%	09/15/23	15,899,092
18,995,000	Stryker Corp.	0.60%	12/01/23	18,668,577
40,000,000	Stryker Corp.	3.38%	05/15/24	39,248,234
5,143,000	Stryker Corp.	3.38%	11/01/25	4,940,961
10,000,000	Thermo Fisher Scientific, Inc., SOFR Compounded Index + 0.39% (b)	5.70%	10/18/23	10,001,274
20,452,000	Thermo Fisher Scientific, Inc.	1.22%	10/18/24	19,422,374
1,000,000	Thermo Fisher Scientific, Inc., SOFR Compounded Index + 0.53% (b)	5.84%	10/18/24	1,000,004
5,177,000	Zimmer Biomet Holdings, Inc.	1.45%	11/22/24	4,905,636
19,174,000	Zimmer Biomet Holdings, Inc.	3.55%	04/01/25	18,569,146
				180,303,803
	Healthcare-Services — 3.1%
15,245,000	Aetna, Inc.	3.50%	11/15/24	14,880,086
32,000,000	Elevance Health, Inc.	3.50%	08/15/24	31,301,303
20,000,000	Elevance Health, Inc.	3.35%	12/01/24	19,404,961
10,000,000	Elevance Health, Inc.	2.38%	01/15/25	9,564,658

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Healthcare-Services (Continued)
$2,455,000	Elevance Health, Inc.	5.35%	10/15/25	$2,459,572
16,667,000	Elevance Health, Inc.	4.90%	02/08/26	16,466,789
38,000,000	HCA, Inc.	5.00%	03/15/24	37,813,782
10,000,000	HCA, Inc.	5.38%	02/01/25	9,945,172
33,000,000	Humana, Inc.	0.65%	08/03/23	32,995,376
3,669,000	Humana, Inc.	3.85%	10/01/24	3,591,517
12,600,000	Humana, Inc.	4.50%	04/01/25	12,420,276
14,800,000	Humana, Inc.	5.70%	03/13/26	14,809,207
6,600,000	Roche Holdings, Inc. (a)	0.45%	03/05/24	6,402,215
10,000,000	UnitedHealth Group, Inc.	3.50%	02/15/24	9,891,217
6,591,000	UnitedHealth Group, Inc.	0.55%	05/15/24	6,339,762
5,918,000	UnitedHealth Group, Inc.	3.75%	07/15/25	5,770,939
				234,056,832
	Insurance — 1.6%
5,000,000	Athene Global Funding, SOFR Compounded Index + 0.70% (a) (b)	5.86%	05/24/24	4,954,537
3,000,000	Brighthouse Financial Global Funding, SOFR + 0.76% (a) (b)	6.05%	04/12/24	2,978,270
24,282,000	Brown & Brown, Inc.	4.20%	09/15/24	23,829,688
11,587,000	Marsh & McLennan Cos., Inc.	4.05%	10/15/23	11,547,837
40,000,000	Marsh & McLennan Cos., Inc.	3.88%	03/15/24	39,558,315
5,906,000	Marsh & McLennan Cos., Inc.	3.50%	06/03/24	5,790,262
6,642,000	Marsh & McLennan Cos., Inc.	3.50%	03/10/25	6,456,570
7,000,000	Metropolitan Life Global Funding I, SOFR + 0.30% (a) (b)	5.55%	09/27/24	6,990,525
5,000,000	New York Life Global Funding, SOFR Compounded Index + 0.43% (a) (b)	5.62%	06/06/24	5,001,178
13,054,000	Principal Life Global Funding II, SOFR + 0.45% (a) (b)	5.74%	04/12/24	13,057,417
5,000,000	Principal Life Global Funding II, SOFR + 0.38% (a) (b)	5.54%	08/23/24	4,992,140
				125,156,739
	Lodging — 0.3%
10,500,000	Hyatt Hotels Corp.	1.30%	10/01/23	10,421,096
11,016,000	Marriott International, Inc.	3.60%	04/15/24	10,865,797
				21,286,893
	Machinery-Diversified — 0.4%
15,000,000	John Deere Capital Corp., Medium-Term Note	5.15%	03/03/25	14,997,218
2,000,000	John Deere Capital Corp., Medium-Term Note	4.95%	06/06/25	1,999,963
15,549,000	Rockwell Automation, Inc.	0.35%	08/15/23	15,520,250
				32,517,431
	Media — 0.9%
11,612,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3 Mo. CME Term SOFR + CSA + 1.65% (b)	6.95%	02/01/24	11,672,711
38,587,000	Charter Communications Operating LLC / Charter Communications Operating Capital	4.50%	02/01/24	38,275,218
19,017,000	Comcast Corp.	3.70%	04/15/24	18,773,964
				68,721,893
	Miscellaneous Manufacturing — 0.3%
25,000,000	Parker-Hannifin Corp.	3.65%	06/15/24	24,560,744
	Pharmaceuticals — 5.3%
16,398,000	AbbVie, Inc.	3.75%	11/14/23	16,307,674
32,501,000	AbbVie, Inc.	3.85%	06/15/24	32,013,592
15,425,000	AbbVie, Inc.	2.60%	11/21/24	14,855,029

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Pharmaceuticals (Continued)
$10,000,000	AbbVie, Inc.	3.80%	03/15/25	$9,746,137
10,000,000	AbbVie, Inc.	3.60%	05/14/25	9,692,947
35,000,000	AmerisourceBergen Corp.	3.40%	05/15/24	34,355,340
40,000,000	Astrazeneca Finance LLC	0.70%	05/28/24	38,464,480
41,852,000	Bayer US Finance II LLC (a)	3.88%	12/15/23	41,576,321
6,875,000	Becton Dickinson & Co	3.73%	12/15/24	6,709,542
35,000,000	Becton Dickinson & Co.	3.36%	06/06/24	34,295,695
30,358,000	Cigna Group (The)	3.50%	06/15/24	29,821,191
1,692,000	Cigna Group (The)	3.25%	04/15/25	1,628,608
5,257,000	Cigna Group (The)	5.69%	03/15/26	5,260,415
29,320,000	CVS Health Corp.	4.00%	12/05/23	29,138,800
11,450,000	CVS Health Corp.	3.38%	08/12/24	11,195,524
4,954,000	CVS Health Corp.	2.63%	08/15/24	4,807,305
40,000,000	McKesson Corp.	3.80%	03/15/24	39,503,880
19,350,000	McKesson Corp.	5.25%	02/15/26	19,350,821
25,000,000	Novartis Capital Corp.	3.40%	05/06/24	24,595,498
2,950,000	Zoetis, Inc.	4.50%	11/13/25	2,902,857
				406,221,656
	Pipelines — 3.6%
20,014,000	Energy Transfer, L.P.	5.88%	01/15/24	19,993,266
14,014,000	Energy Transfer, L.P. / Regency Energy Finance Corp.	4.50%	11/01/23	13,956,815
40,393,000	Enterprise Products Operating LLC	3.90%	02/15/24	39,987,147
17,481,000	Enterprise Products Operating LLC	3.75%	02/15/25	17,047,318
12,000,000	Kinder Morgan Energy Partners, L.P.	4.15%	02/01/24	11,891,829
21,139,000	Kinder Morgan Energy Partners, L.P.	4.30%	05/01/24	20,889,226
37,249,000	Kinder Morgan, Inc. (a)	5.63%	11/15/23	37,219,217
19,365,000	Plains All American Pipeline, L.P. / PAA Finance Corp.	3.85%	10/15/23	19,276,896
5,500,000	Sabine Pass Liquefaction LLC	5.75%	05/15/24	5,490,733
6,592,000	Sabine Pass Liquefaction LLC	5.63%	03/01/25	6,576,733
39,028,000	Spectra Energy Partners, L.P.	4.75%	03/15/24	38,751,296
18,413,000	Williams Cos., (The), Inc.	4.50%	11/15/23	18,337,327
27,695,000	Williams Cos., (The), Inc.	4.30%	03/04/24	27,432,567
				276,850,370
	Real Estate Investment Trusts — 0.2%
15,190,000	Public Storage Operating Co., SOFR + 0.47% (b)	5.79%	04/23/24	15,190,330
	Retail — 0.7%
30,000,000	AutoZone, Inc.	3.13%	04/18/24	29,364,081
10,549,000	AutoZone, Inc.	3.63%	04/15/25	10,254,471
12,005,000	Lowe's Cos., Inc.	3.88%	09/15/23	11,978,285
				51,596,837
	Semiconductors — 0.1%
5,820,000	Microchip Technology, Inc.	0.98%	09/01/24	5,525,632
1,727,000	Qorvo, Inc. (a)	1.75%	12/15/24	1,618,861
				7,144,493
	Software — 3.5%
9,054,000	Cadence Design Systems, Inc.	4.38%	10/15/24	8,932,553
17,700,000	Fidelity National Information Services, Inc.	0.60%	03/01/24	17,156,028
33,142,000	Fiserv, Inc.	3.80%	10/01/23	33,020,813
30,000,000	Fiserv, Inc.	2.75%	07/01/24	29,164,319

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Software (Continued)
$16,849,000	Oracle Corp.	2.40%	09/15/23	$16,783,910
34,555,000	Oracle Corp.	3.40%	07/08/24	33,837,810
25,119,000	Oracle Corp.	2.95%	11/15/24	24,350,164
34,542,000	Roper Technologies, Inc.	3.65%	09/15/23	34,446,639
7,846,000	Roper Technologies, Inc.	2.35%	09/15/24	7,551,475
25,567,000	VMware, Inc.	0.60%	08/15/23	25,517,082
20,178,000	VMware, Inc.	1.00%	08/15/24	19,200,748
15,934,000	VMware, Inc.	4.50%	05/15/25	15,614,394
				265,575,935
	Telecommunications — 0.9%
10,000,000	AT&T, Inc., 3 Mo. LIBOR + 1.18% (b)	6.72%	06/12/24	10,067,586
23,124,000	T-Mobile USA, Inc.	3.50%	04/15/25	22,352,883
11,421,000	Verizon Communications, Inc., SOFR Compounded Index + 0.50% (b)	5.74%	03/22/24	11,427,929
15,000,000	Verizon Communications, Inc.	3.50%	11/01/24	14,645,111
7,899,000	Verizon Communications, Inc.	3.38%	02/15/25	7,650,288
				66,143,797
	Transportation — 0.6%
17,620,000	CSX Corp.	3.40%	08/01/24	17,244,351
25,000,000	Union Pacific Corp.	3.65%	02/15/24	24,731,644
1,539,000	Union Pacific Corp.	3.75%	03/15/24	1,520,514
				43,496,509
	Water — 0.3%
16,425,000	American Water Capital Corp.	3.85%	03/01/24	16,247,360
5,002,000	American Water Capital Corp.	3.40%	03/01/25	4,846,497
				21,093,857
	Total Corporate Bonds and Notes			3,237,445,995
	(Cost $3,249,253,307)

Principal Value	Description	Annualized Yield on Date of Purchase	Stated Maturity	Value
COMMERCIAL PAPER — 35.2%
	Aerospace/Defense — 2.1%
15,000,000	L3Harris Technologies, Inc.	5.55%	08/09/23	14,981,773
20,000,000	L3Harris Technologies, Inc.	5.55%	08/18/23	19,948,418
12,820,000	L3Harris Technologies, Inc.	5.65%	08/24/23	12,774,507
30,000,000	Northrop Grumman Corp.	5.76%	08/17/23	29,924,452
30,000,000	RTX Corp.	5.44%	08/01/23	30,000,000
15,000,000	RTX Corp.	5.44%	08/02/23	14,997,765
15,000,000	RTX Corp.	5.44%	08/04/23	14,993,298
20,000,000	RTX Corp.	5.50%	08/21/23	19,939,901
				157,560,114
	Agriculture — 0.1%
10,400,000	Philip Morris International, Inc.	5.26%	10/24/23	10,275,573
	Auto Manufacturers — 2.2%
25,000,000	American Honda Finance Corp.	5.48%	08/08/23	24,973,769
20,000,000	American Honda Finance Corp.	5.54%	08/23/23	19,933,493

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Annualized Yield on Date of Purchase	Stated Maturity	Value
COMMERCIAL PAPER (Continued)
	Auto Manufacturers (Continued)
$20,000,000	American Honda Finance Corp.	5.54%	08/25/23	$19,927,458
30,000,000	General Motors Financial Co., Inc.	5.63%	08/01/23	30,000,000
20,000,000	VW Credit, Inc.	5.47%	08/10/23	19,973,040
15,000,000	VW Credit, Inc.	5.50%	08/14/23	14,970,666
20,000,000	VW Credit, Inc.	5.52%	08/17/23	19,951,691
20,000,000	VW Credit, Inc.	5.50%	08/22/23	19,936,877
				169,666,994
	Banks — 2.1%
15,000,000	ANZ New Zealand Int'l Ltd., SOFR + 0.36% (b)	5.42%	11/02/23	15,000,000
12,000,000	BPCE S.A.	5.14%	08/01/23	12,000,000
11,920,000	Cooperatieve Rabobank UA	5.16%	10/20/23	11,786,777
12,000,000	National Bank of Canada	5.10%	08/01/23	12,000,000
13,408,000	Royal Bank of Canada, SOFR + 0.73% (b)	5.77%	08/08/23	13,409,226
16,000,000	Skandinaviska Enskilda Banken AB, SOFR + 0.26% (b)	5.32%	08/25/23	16,000,000
29,000,000	Skandinaviska Enskilda Banken AB, SOFR + 0.46% (b)	5.55%	10/03/23	29,000,472
15,000,000	Svenska Handelsbanken AB, SOFR + 0.65% (b)	5.71%	03/21/24	14,999,954
12,000,000	Toronto-Dominion Bank (The)	5.16%	11/01/23	11,847,740
15,000,000	Toronto-Dominion Bank (The), SOFR + 0.68% (b)	5.99%	04/11/24	15,000,000
13,000,000	Westpac Banking Corp.	5.25%	01/26/24	12,675,732
				163,719,901
	Beverages — 1.1%
20,000,000	Bacardi-Martini B.V.	5.90%	08/16/23	19,951,659
25,000,000	Constellation Brands, Inc.	5.62%	08/04/23	24,988,460
15,000,000	Keurig Dr Pepper, Inc.	5.41%	08/02/23	14,997,775
25,000,000	Keurig Dr Pepper, Inc.	5.44%	08/07/23	24,977,682
				84,915,576
	Biotechnology — 0.4%
30,000,000	CSLB Holdings, Inc.	5.61%	08/03/23	29,990,782
	Building Materials — 1.3%
20,000,000	CRH America Finance, Inc.	5.49%	08/08/23	19,978,956
53,000,000	Vulcan Materials Co.	5.44%-5.47%	08/03/23	52,984,170
25,000,000	Vulcan Materials Co.	5.53%	08/14/23	24,950,838
				97,913,964
	Chemicals — 2.8%
47,600,000	Cabot Corp.	5.48%	08/01/23	47,600,000
11,500,000	Eastman Chemical Co.	5.51%	08/14/23	11,477,468
10,000,000	Eastman Chemical Co.	5.54%	08/16/23	9,977,274
10,000,000	Eastman Chemical Co.	5.54%	08/18/23	9,974,260
35,900,000	FMC Corp.	6.08%	08/01/23	35,900,000
15,000,000	Nutrien Ltd.	5.56%	08/11/23	14,977,174
15,000,000	Nutrien Ltd.	5.60%	08/31/23	14,931,218
15,000,000	Nutrien Ltd.	5.66%	09/05/23	14,919,050
25,000,000	PPG Industries, Inc.	5.48%	08/11/23	24,962,508
25,000,000	Sherwin-Williams (The) Co.	5.44%	08/09/23	24,970,225
				209,689,177

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Annualized Yield on Date of Purchase	Stated Maturity	Value
COMMERCIAL PAPER (Continued)
	Commercial Services — 1.0%
$50,000,000	Global Payments, Inc.	5.98%	08/01/23	$50,000,000
25,000,000	S&P Global, Inc.	5.44%	08/03/23	24,992,556
				74,992,556
	Cosmetics/Personal Care — 0.3%
25,000,000	Haleon UK Capital PLC	5.55%	08/16/23	24,943,100
	Diversified Financial Services — 0.3%
25,000,000	ABN AMRO Funding USA LLC	5.30%	11/06/23	24,652,781
	Electric — 5.2%
15,000,000	American Electric Power Co., Inc.	5.50%	08/08/23	14,984,202
20,000,000	American Electric Power Co., Inc.	5.56%	08/24/23	19,930,213
35,500,000	CenterPoint Energy, Inc.	5.48%	08/01/23	35,500,000
20,000,000	CenterPoint Energy, Inc.	5.47%	08/10/23	19,973,048
15,000,000	CenterPoint Energy, Inc.	5.52%	08/22/23	14,952,475
18,000,000	Consolidated Edison Co. of New York, Inc.	5.43%	08/07/23	17,983,710
10,000,000	Dominion Energy, Inc.	5.57%	08/02/23	9,998,474
18,500,000	Dominion Energy, Inc.	5.59%	08/29/23	18,421,005
25,000,000	DTE Electric Co.	5.48%	08/11/23	24,962,541
7,000,000	DTE Energy Co.	5.43%	08/02/23	6,998,959
23,200,000	DTE Energy Co.	5.44%	08/04/23	23,189,640
15,000,000	DTE Energy Co.	5.54%	08/16/23	14,965,932
20,000,000	Duke Energy Corp.	5.39%	08/04/23	19,991,148
7,950,000	Duke Energy Corp.	5.48%	08/07/23	7,942,840
20,000,000	Duke Energy Corp.	5.41%	08/11/23	19,970,387
50,000,000	Entergy Corp.	5.53%	08/01/23	50,000,000
15,000,000	NextEra Energy Capital Holdings, Inc.	5.65%	09/12/23	14,903,035
20,000,000	Southern California Edison Co.	5.58%	08/07/23	19,981,664
15,000,000	Southern California Edison Co.	5.65%	08/16/23	14,965,243
30,000,000	WEC Energy Group, Inc.	5.39%	08/02/23	29,995,568
				399,610,084
	Electronics — 1.4%
25,000,000	Arrow Electronics, Inc.	5.74%	08/03/23	24,992,143
10,000,000	Arrow Electronics, Inc.	5.89%	08/07/23	9,990,326
15,000,000	Arrow Electronics, Inc.	5.95%	08/18/23	14,958,515
26,000,000	Jabil, Inc.	6.10%-6.12%	08/01/23	26,000,000
17,000,000	Jabil, Inc.	6.09%	08/10/23	16,974,509
15,000,000	Jabil, Inc.	6.09%	08/14/23	14,967,527
				107,883,020
	Environmental Control — 1.3%
15,000,000	Republic Services, Inc.	5.30%	08/02/23	14,997,821
15,000,000	Republic Services, Inc.	5.52%	08/10/23	14,979,622
30,000,000	Waste Management, Inc.	5.51%	08/02/23	29,995,472
25,000,000	Waste Management, Inc.	5.52%	08/08/23	24,973,584
15,000,000	Waste Management, Inc.	5.50%	08/15/23	14,968,410
				99,914,909
	Food — 0.9%
19,800,000	Kellogg Co.	5.40%	08/04/23	19,791,222

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Annualized Yield on Date of Purchase	Stated Maturity	Value
COMMERCIAL PAPER (Continued)
	Food (Continued)
$25,000,000	McCormick & Co., Inc.	5.42%	08/02/23	$24,996,287
24,000,000	McCormick & Co., Inc.	5.50%	08/23/23	23,920,669
				68,708,178
	Gas — 1.0%
20,000,000	NiSource, Inc.	5.42%	08/04/23	19,991,101
20,000,000	NiSource, Inc.	5.47%	08/08/23	19,979,034
20,000,000	NiSource, Inc.	5.50%	08/17/23	19,951,868
13,000,000	NiSource, Inc.	5.53%	08/21/23	12,960,705
				72,882,708
	Healthcare-Products — 0.3%
25,000,000	Medtronic Global Holdings SCA	5.38%	08/03/23	24,992,626
	Healthcare-Services — 0.3%
10,000,000	Humana, Inc.	5.61%	08/15/23	9,978,546
15,000,000	Humana, Inc.	5.61%	08/21/23	14,954,061
				24,932,607
	Lodging — 0.7%
10,000,000	Marriott International, Inc.	5.55%	08/22/23	9,968,180
10,000,000	Marriott International, Inc.	5.54%	08/23/23	9,966,741
30,000,000	Marriott International, Inc.	5.62%	08/31/23	29,861,979
				49,796,900
	Mining — 0.2%
15,000,000	Glencore Funding LLC	5.71%	08/14/23	14,969,581
	Oil & Gas — 2.0%
16,000,000	Canadian Natural Resources Ltd.	6.11%	08/16/23	15,959,900
20,000,000	Canadian Natural Resources Ltd.	6.13%	08/24/23	19,922,988
20,000,000	Canadian Natural Resources Ltd.	6.17%	08/25/23	19,919,157
20,000,000	Suncor Energy, Inc.	5.56%	08/03/23	19,993,912
15,000,000	Suncor Energy, Inc.	5.60%	08/08/23	14,983,904
20,000,000	Suncor Energy, Inc.	5.55%	08/11/23	19,969,635
15,000,000	Suncor Energy, Inc.	5.60%	08/16/23	14,965,551
10,000,000	Suncor Energy, Inc.	5.60%	08/17/23	9,975,526
20,000,000	Suncor Energy, Inc.	5.60%	08/18/23	19,947,952
				155,638,525
	Oil & Gas Services — 0.3%
25,000,000	Schlumberger Holdings Corp.	5.46%	08/09/23	24,970,140
	Pipelines — 2.6%
15,000,000	Enbridge US, Inc.	5.63%	08/21/23	14,953,833
50,000,000	Energy Transfer, L.P.	6.00%	08/01/23	50,000,000
50,000,000	Enterprise Products Operating LLC	5.53%	08/01/23	50,000,000
50,000,000	Targa Resources Corp.	6.08%	08/01/23	50,000,000
15,000,000	TransCanada PipeLines Ltd.	5.58%	08/02/23	14,997,707
20,000,000	TransCanada PipeLines Ltd.	5.66%	08/24/23	19,928,971
				199,880,511
	Real Estate Investment Trusts — 0.8%
25,000,000	Crown Castle, Inc.	6.02%	08/09/23	24,967,158

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Annualized Yield on Date of Purchase	Stated Maturity	Value
COMMERCIAL PAPER (Continued)
	Real Estate Investment Trusts (Continued)
$25,000,000	Crown Castle, Inc.	6.00%	08/10/23	$24,963,040
13,000,000	Crown Castle, Inc.	6.10%	08/22/23	12,958,833
				62,889,031
	Retail — 1.6%
15,000,000	Alimentation Couche-Tard, Inc.	5.54%	08/10/23	14,979,541
25,470,000	Alimentation Couche-Tard, Inc.	5.57%-5.60%	08/17/23	25,407,841
15,000,000	Alimentation Couche-Tard, Inc.	5.57%	08/23/23	14,949,805
25,000,000	Alimentation Couche-Tard, Inc.	5.67%	08/31/23	24,883,940
40,000,000	AutoNation, Inc.	5.98%	08/01/23	40,000,000
				120,221,127
	Software — 1.8%
18,000,000	Fidelity National Information Services, Inc.	5.50%	08/04/23	17,991,871
26,000,000	Fidelity National Information Services, Inc.	5.60%	08/09/23	25,968,126
15,000,000	Fidelity National Information Services, Inc.	5.60%	08/10/23	14,979,328
15,000,000	Fidelity National Information Services, Inc.	5.60%	08/15/23	14,967,853
15,000,000	Fidelity National Information Services, Inc.	5.62%	08/18/23	14,960,822
4,000,000	Fiserv, Inc.	5.51%	08/01/23	4,000,000
20,000,000	Fiserv, Inc.	5.47%	08/07/23	19,982,029
25,000,000	Fiserv, Inc.	5.46%	08/10/23	24,966,377
				137,816,406
	Telecommunications — 0.6%
15,000,000	AT&T, Inc.	5.62%	10/17/23	14,824,323
15,000,000	AT&T, Inc.	5.85%	12/19/23	14,673,334
15,000,000	Bell Telephone Co. of Canada or Bell Canada (The)	5.55%	08/11/23	14,977,219
				44,474,876
	Transportation — 0.5%
20,000,000	Canadian Pacific Railway Co.	5.49%	08/09/23	19,975,978
20,000,000	Canadian Pacific Railway Co.	5.49%	08/14/23	19,960,953
				39,936,931
	Total Commercial Paper			2,697,838,678
	(Cost $2,697,838,678)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES — 9.9%
	Banks — 4.0%
31,043,000	Bank of Montreal, Series E	3.30%	02/05/24	30,652,029
10,000,000	Bank of Montreal, Medium-Term Note, SOFR Compounded Index + 0.32% (b)	5.60%	07/09/24	9,963,674
30,000,000	Bank of Montreal, Series H, Medium-Term Note	4.25%	09/14/24	29,569,985
25,000,000	Bank of Nova Scotia (The), SOFR Compounded Index + 0.45% (b)	5.74%	04/15/24	24,977,481
8,000,000	Bank of Nova Scotia (The), SOFR + 0.38% (b)	5.72%	07/31/24	7,977,204
5,000,000	Banque Federative du Credit Mutuel S.A., SOFR Compounded Index + 0.41% (a) (b)	5.51%	02/04/25	4,965,630
18,350,000	Cooperatieve Rabobank UA (a)	3.88%	09/26/23	18,288,330
5,000,000	Danske Bank A/S (a) (c)	0.98%	09/10/25	4,728,269
10,000,000	Deutsche Bank AG/New York NY, Series E, SOFR + 0.50% (b)	5.61%	11/08/23	9,979,079

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
$6,200,000	Federation des Caisses Desjardins du Quebec, SOFR + 0.43% (a) (b)	5.59%	05/21/24	$6,187,419
6,000,000	ING Groep N.V., 3 Mo. LIBOR + 1.00% (b)	6.53%	10/02/23	6,005,272
11,282,000	Lloyds Banking Group PLC	4.05%	08/16/23	11,274,046
5,000,000	Macquarie Group Ltd., SOFR + 0.71% (a) (b)	6.01%	10/14/25	4,970,639
3,306,000	Mizuho Financial Group, Inc. (c)	0.85%	09/08/24	3,286,558
5,000,000	National Bank of Canada, SOFR + 0.49% (b)	5.60%	08/06/24	4,993,503
14,885,000	NatWest Markets PLC, SOFR + 0.53% (a) (b)	5.66%	08/12/24	14,823,247
18,454,000	Royal Bank of Canada, Global Medium-Term Note, SOFR Compounded Index + 0.30% (b)	5.61%	01/19/24	18,427,220
15,000,000	Royal Bank of Canada, Global Medium-Term Note	3.97%	07/26/24	14,748,901
8,000,000	Royal Bank of Canada, SOFR Compounded Index + 0.36% (b)	5.70%	07/29/24	7,975,698
20,000,000	Royal Bank of Canada, Global Medium-Term Note	4.95%	04/25/25	19,791,772
10,000,000	Sumitomo Mitsui Trust Bank Ltd., SOFR + 0.44% (a) (b)	5.65%	09/16/24	9,973,378
3,374,000	Toronto-Dominion Bank (The), Medium-Term Note	2.35%	03/08/24	3,306,729
10,000,000	Toronto-Dominion Bank (The), Medium-Term Note, SOFR + 0.91% (b)	6.11%	03/08/24	10,022,457
26,662,000	Toronto-Dominion Bank (The), Global Medium-Term Note	3.25%	03/11/24	26,250,570
5,000,000	UBS AG/London, SOFR + 0.45% (a) (b)	5.57%	08/09/24	4,989,796
				308,128,886
	Beverages — 0.2%
5,103,000	Bacardi Ltd. (a)	4.45%	05/15/25	4,973,867
11,000,000	JDE Peet's N.V. (a)	0.80%	09/24/24	10,320,311
				15,294,178
	Biotechnology — 0.5%
35,000,000	Royalty Pharma PLC	0.75%	09/02/23	34,846,812
	Chemicals — 0.3%
20,000,000	Nutrien Ltd.	5.90%	11/07/24	20,048,531
	Healthcare-Products — 0.2%
15,279,000	DH Europe Finance II Sarl	2.20%	11/15/24	14,677,663
	Insurance — 0.9%
31,710,000	Aon Global Ltd.	4.00%	11/27/23	31,530,703
40,000,000	Aon Global Ltd.	3.50%	06/14/24	39,227,629
				70,758,332
	Oil & Gas — 0.4%
32,424,000	Canadian Natural Resources Ltd.	3.80%	04/15/24	31,970,884
	Oil & Gas Services — 0.2%
15,776,000	Schlumberger Investment S.A.	3.65%	12/01/23	15,666,460
	Pharmaceuticals — 1.6%
12,000,000	AstraZeneca PLC	3.50%	08/17/23	11,989,393
35,729,000	GlaxoSmithKline Capital PLC	3.00%	06/01/24	34,988,305
20,000,000	Pfizer Investment Enterprises Pte. Ltd.	4.65%	05/19/25	19,838,111
30,393,000	Shire Acquisitions Investments Ireland DAC	2.88%	09/23/23	30,253,234
27,517,000	Takeda Pharmaceutical Co., Ltd.	4.40%	11/26/23	27,392,585
				124,461,628
	Pipelines — 1.0%
17,142,000	Enbridge, Inc.	4.00%	10/01/23	17,084,383
5,442,000	Enbridge, Inc.	0.55%	10/04/23	5,392,053

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Pipelines (Continued)
$5,362,000	Enbridge, Inc.	2.15%	02/16/24	$5,248,933
3,000,000	Enbridge, Inc., SOFR Compounded Index + 0.63% (b)	5.77%	02/16/24	3,001,570
8,092,000	Enbridge, Inc.	3.50%	06/10/24	7,929,920
36,500,000	Transcanada Pipelines Ltd.	3.75%	10/16/23	36,345,829
				75,002,688
	Semiconductors — 0.5%
40,000,000	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.63%	01/15/24	39,568,715
	Transportation — 0.1%
5,000,000	Canadian Pacific Railway Co.	1.35%	12/02/24	4,725,174
	Total Foreign Corporate Bonds and Notes			755,149,951
	(Cost $758,190,901)
U.S. GOVERNMENT BONDS AND NOTES — 5.3%
85,000,000	U.S. Treasury Note	2.50%	08/15/23	84,901,114
25,000,000	U.S. Treasury Note	2.88%	10/31/23	24,844,055
120,000,000	U.S. Treasury Note	4.63%	02/28/25	119,111,719
60,000,000	U.S. Treasury Note	3.88%	04/30/25	58,856,250
120,000,000	U.S. Treasury Note	4.63%	06/30/25	119,343,750
	Total U.S. Government Bonds and Notes			407,056,888
	(Cost $408,472,911)
ASSET-BACKED SECURITIES — 4.7%
	BMW Vehicle Lease Trust
15,000,000	Series 2023-1, Class A3	5.16%	11/25/25	14,918,055
	BMW Vehicle Owner Trust
4,966,457	Series 2022-A, Class A2A	2.52%	12/26/24	4,936,846
15,000,000	Series 2023-A, Class A2A	5.72%	04/27/26	15,006,073
	Chase Auto Owner Trust
7,468,911	Series 2022-AA, Class A2 (a)	3.86%	10/27/25	7,414,884
	Dell Equipment Finance Trust
12,000,000	Series 2023-1, Class A2 (a)	5.65%	09/22/28	11,942,053
16,250,000	Series 2023-2, Class A2 (a)	5.84%	01/22/29	16,238,724
	DT Auto Owner Trust
570,773	Series 2021-4A, Class A (a)	0.56%	09/15/25	568,506
2,140,439	Series 2022-1A, Class A (a)	1.58%	04/15/26	2,122,193
	Exeter Automobile Receivables Trust
92,030	Series 2020-3A, Class C	1.32%	07/15/25	91,925
	Flagship Credit Auto Trust
2,761,200	Series 2021-3, Class A (a)	0.36%	07/15/27	2,702,451
	Ford Credit Auto Owner Trust
2,311,454	Series 2022-B, Class A2A	3.44%	02/15/25	2,298,373
12,500,000	Series 2023-A, Class A2A	5.14%	03/15/26	12,446,568
	Foursight Capital Automobile Receivables Trust
558,085	Series 2022-1, Class A2 (a)	1.15%	09/15/25	554,996
	GLS Auto Receivables Issuer Trust
617,228	Series 2021-4A, Class A (a)	0.84%	07/15/25	614,664
898,523	Series 2022-1A, Class A (a)	1.98%	08/15/25	893,056
	GM Financial Automobile Leasing Trust
705,785	Series 2022-3, Class A2A	4.01%	10/21/24	702,902
10,000,000	Series 2023-2, Class A2A	5.44%	10/20/25	9,962,587

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	GM Financial Consumer Automobile Receivables Trust
$4,640,482	Series 2022-2, Class A2	2.52%	05/16/25	$4,611,448
	Honda Auto Receivables Owner Trust
9,847,795	Series 2022-2, Class A2	3.81%	03/18/25	9,780,477
17,756,000	Series 2023-2, Class A2	5.41%	04/15/26	17,712,983
	Hyundai Auto Receivables Trust
1,683,751	Series 2022-A, Class A2A	1.81%	02/18/25	1,673,051
	John Deere Owner Trust
16,897,832	Series 2022-C, Class A2	4.98%	08/15/25	16,832,672
14,000,000	Series 2023-A, Class A2	5.28%	03/16/26	13,957,021
30,000,000	Series 2023-B, Class A2	5.59%	06/15/26	29,981,154
	Mercedes-Benz Auto Lease Trust
16,000,000	Series 2023-A, Class A2	5.24%	11/17/25	15,930,701
	MVW Owner Trust
1,265,532	Series 2018-1A, Class A (a)	3.45%	01/21/36	1,233,591
	OSCAR US Funding XIV LLC
3,462,898	Series 2022-1A, Class A2 (a)	1.60%	03/10/25	3,430,820
	Toyota Auto Receivables Owner Trust
5,282,732	Series 2022-C, Class A2A	3.83%	08/15/25	5,240,094
16,000,000	Series 2023-B, Class A2A	5.28%	05/15/26	15,943,029
	Verizon Master Trust
20,862,000	Series 2022-3, Class A, steps up to 3.76% on 11/20/23 (d)	3.01%	05/20/27	20,684,759
15,000,000	Series 2022-5, Class A1A, steps up to 4.47% on 01/20/24 (d)	3.72%	07/20/27	14,859,675
40,000,000	Series 2022-7, Class A1A, steps up to 5.98% on 11/20/24 (d)	5.23%	11/22/27	39,786,200
20,000,000	Series 2023-2, Class A	4.89%	04/13/28	19,834,388
	Westlake Automobile Receivables Trust
6,000,000	Series 2022-1A, Class A3 (a)	2.42%	07/15/25	5,927,968
	World Omni Auto Receivables Trust
7,481,928	Series 2022-B, Class A2A	2.77%	10/15/25	7,417,586
10,432,557	Series 2022-C, Class A2	3.73%	03/16/26	10,331,639
	Total Asset-Backed Securities			358,584,112
	(Cost $360,646,601)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 3.8%
	Collateralized Mortgage Obligations — 0.1%
	Federal Home Loan Mortgage Corporation
16,353	Series 2004-2783, Class YB	5.00%	04/15/24	16,300
92	Series 2014-4387, Class DE	2.00%	01/15/32	92
3,750,663	Series 2017-4671, Class CA	3.50%	08/15/43	3,655,372
	Federal National Mortgage Association
975	Series 2013-74, Class EL	3.00%	04/25/41	971
1,927,915	Series 2014-20, Class NA	3.00%	06/25/33	1,848,625
1,564,850	Series 2015-28, Class GC	2.50%	06/25/34	1,495,328
2,106,899	Series 2017-18, Class VB	3.00%	05/25/40	2,073,675
				9,090,363
	Commercial Mortgage-Backed Securities — 3.7%
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
4,612,680	Series 2013-K035, Class A2	3.46%	08/25/23	4,595,139
26,823,586	Series 2014-K036, Class A2	3.53%	10/25/23	26,678,324
12,294,241	Series 2014-K037, Class A2	3.49%	01/25/24	12,174,054

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates (Continued)
$12,799,932	Series 2014-K038, Class A2	3.39%	03/25/24	$12,629,631
23,036,000	Series 2014-K040, Class A2	3.24%	09/25/24	22,445,882
155,201	Series 2014-K041, Class A1	2.72%	08/25/24	154,567
44,770,000	Series 2014-K041, Class A2	3.17%	10/25/24	43,531,017
36,540,000	Series 2015-K043, Class A2	3.06%	12/25/24	35,373,274
15,322,235	Series 2015-K045, Class A2	3.02%	01/25/25	14,800,925
2,322,218	Series 2015-K046, Class A1	2.70%	01/25/25	2,289,331
31,802,288	Series 2015-K046, Class A2	3.21%	03/25/25	30,700,164
20,000,000	Series 2015-K049, Class A2	3.01%	07/25/25	19,179,500
4,104,315	Series 2017-K725, Class A2	3.00%	01/25/24	4,051,549
18,000,000	Series 2017-K728, Class AM	3.13%	08/25/24	17,490,447
13,800,000	Series 2017-K729, Class A2	3.14%	10/25/24	13,412,594
547,383	Series 2017-KJ12, Class A2	3.04%	08/25/24	539,543
1,836,724	Series 2017-KL1E, Class A1E	2.84%	02/25/27	1,748,819
20,018,083	Series 2018-K732, Class A2	3.70%	05/25/25	19,462,353
				281,257,113
	Pass-Through Securities — 0.0%
	Federal Home Loan Mortgage Corporation
561	Pool G15435	5.00%	11/01/24	558
653	Pool G15821	5.00%	07/01/25	650
1,733	Pool G15874	5.00%	06/01/26	1,724
	Federal National Mortgage Association
3,179	Pool AE0812	5.00%	07/01/25	3,161
2,806	Pool AL5764	5.00%	09/01/25	2,788
30	Pool AL5812	5.50%	05/01/25	30
883	Pool AL6212	4.50%	01/01/27	871
3,696	Pool AL6798	5.00%	09/01/25	3,672
34,492	Pool BM1299	5.00%	03/01/27	34,274
	Government National Mortgage Association
1,136	Pool 783524	5.00%	09/15/24	1,133
				48,861
	Total U.S. Government Agency Mortgage-Backed Securities			290,396,337
	(Cost $292,417,466)
MORTGAGE-BACKED SECURITIES — 0.8%
	Collateralized Mortgage Obligations — 0.5%
	BRAVO Residential Funding Trust
5,525,158	Series 2021-NQM1, Class A1 (a)	0.94%	02/25/49	4,853,653
	CIM Trust
1,159,242	Series 2019-INV1, Class A2, 30 Day Average SOFR + 1.11% (a) (b)	6.15%	02/25/49	1,116,903
636,243	Series 2019-INV2, Class A11, 30 Day Average SOFR + 1.06% (a) (b)	6.10%	05/25/49	616,474
4,632,925	Series 2019-INV3, Class A11, 30 Day Average SOFR + 1.11% (a) (b)	5.50%	08/25/49	4,355,147
	COLT Mortgage Loan Trust
3,033,823	Series 2020-2R, Class A1 (a)	1.33%	10/26/65	2,709,217

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Credit Suisse Mortgage Trust
$4,372,060	Series 2019-AFC1, Class A1, steps up to 3.57% on 08/26/23 (a) (d)	2.57%	07/25/49	$4,039,072
4,788,107	Series 2020-NQM1, Class A1, steps up to 2.21% on 09/26/24 (a) (d)	1.21%	05/25/65	4,310,011
	GCAT Trust
2,547,750	Series 2020-NQM1, Class A1, steps up to 3.25% on 02/26/24 (a) (d)	2.25%	01/25/60	2,391,421
	JP Morgan Mortgage Trust
2,972,577	Series 2019-7, Class A11, 1 Mo. CME Term SOFR + CSA + 0.90% (a) (b)	6.04%	02/25/50	2,813,960
191,777	Series 2019-8, Class A11, 1 Mo. CME Term SOFR + CSA + 0.85% (a) (b)	6.00%	03/25/50	180,081
2,651,606	Series 2019-INV1, Class A11, 1 Mo. CME Term SOFR + CSA + 0.95% (a) (b)	6.10%	10/25/49	2,568,646
69,509	Series 2019-LTV2, Class A11, 1 Mo. CME Term SOFR + CSA + 0.90% (a) (b)	6.31%	12/25/49	69,515
198,932	Series 2019-LTV3, Class A11, 1 Mo. CME Term SOFR + CSA + 0.85% (a) (b)	6.00%	03/25/50	198,204
3,528,068	Series 2020-2, Class A11, 1 Mo. CME Term SOFR + CSA + 0.80% (a) (b)	5.95%	07/25/50	3,337,446
470,065	Series 2020-LTV1, Class A11, 1 Mo. CME Term SOFR + CSA+ 1.00%, 6.00% Cap (a) (b)	6.00%	06/25/50	462,718
	OBX Trust
1,714,820	Series 2020-INV1, Class A11, 1 Mo. CME Term SOFR + CSA + 0.90%, 6.00% Cap (a) (b)	6.00%	12/25/49	1,605,524
	Residential Mortgage Loan Trust
234,913	Series 2019-3, Class A2 (a)	2.94%	09/25/59	226,679
	Starwood Mortgage Residential Trust
981,731	Series 2020-1, Class A1 (a)	2.28%	02/25/50	912,555
	Verus Securitization Trust
1,161,918	Series 2019-4, Class A2, steps up to 3.85% on 10/26/23 (a) (d)	2.85%	11/25/59	1,119,731
655,950	Series 2019-INV2, Class A2, steps up to 3.95% on 08/25/23 (a) (d)	3.95%	07/25/59	635,830
839,588	Series 2020-4, Class A2, steps up to 2.91% on 07/26/24 (a) (d)	1.91%	05/25/65	775,581
				39,298,368
	Commercial Mortgage-Backed Securities — 0.3%
	Citigroup Commercial Mortgage Trust
9,384,596	Series 2014-GC21, Class A4	3.58%	05/10/47	9,270,499
10,379,506	Series 2014-GC23, Class A3	3.36%	07/10/47	10,174,768
	COMM Mortgage Trust
41,120	Series 2013-LC13, Class A5	4.21%	08/10/46	41,053
	KNDL Mortgage Trust
4,100,000	Series 2019-KNSQ, Class A, 1 Mo. CME Term SOFR + CSA + 0.95% (a) (b)	6.22%	05/15/36	4,083,051
				23,569,371
	Total Mortgage-Backed Securities			62,867,739
	(Cost $66,162,439)

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CERTIFICATES OF DEPOSIT — 0.2%
	Banks — 0.2%
$15,000,000	Truist Bank	5.11%	10/31/23	$14,979,585
	(Cost $15,000,000)
U.S. TREASURY BILLS — 0.3%
25,000,000	U.S. Treasury Bills	(e)	11/16/23	24,609,246
	(Cost $24,616,622)

	Total Investments — 102.5%			7,848,928,531
	(Cost $7,872,598,925)
	Net Other Assets and Liabilities — (2.5)%			(188,638,441)
	Net Assets — 100.0%			$7,660,290,090

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2023, securities noted as such amounted to $334,500,630 or 4.4% of net assets.

(b)	Floating or variable rate security.
(c)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at July 31, 2023. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(d)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(e)	Zero coupon security.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of July 31, 2023 is as follows:

	Total Value at 7/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$3,237,445,995	$—	$3,237,445,995	$—
Commercial Paper*	2,697,838,678	—	2,697,838,678	—
Foreign Corporate Bonds and Notes*	755,149,951	—	755,149,951	—
U.S. Government Bonds and Notes	407,056,888	—	407,056,888	—
Asset-Backed Securities	358,584,112	—	358,584,112	—
U.S. Government Agency Mortgage-Backed Securities	290,396,337	—	290,396,337	—
Mortgage-Backed Securities	62,867,739	—	62,867,739	—
Certificates of Deposit*	14,979,585	—	14,979,585	—
U.S. Treasury Bills	24,609,246	—	24,609,246	—
Total Investments	$7,848,928,531	$—	$7,848,928,531	$—

*	See Portfolio of Investments for industry breakout.